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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008        =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO___ OCTOBER 6, 2008                       =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      48                          =
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Form 13F Information Table Value Total:       $129,661                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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AFLAC INC                      COM              001055102     4456    =
75845 SH       DEFINED                     0        0    75845
AEROPOSTALE INC                COM              007865108     1772    =
55200 SH       DEFINED                     0        0    55200
ALTERA CORP                    COM              021441100     4703   =
227430 SH       DEFINED                     0        0   227430
AMETEK INC (NEW)               COM              031100100     1624    =
39830 SH       DEFINED                     0        0    39830
AMPHENOL CORP CL A             COM              032095101     1848    =
46040 SH       DEFINED                     0        0    46040
APPLIED INDUSTRIAL TECH INC    COM              03820C105     1353    =
50240 SH       DEFINED                     0        0    50240
ATWOOD OCEANICS INC            COM              050095108     1461    =
40140 SH       DEFINED                     0        0    40140
BUCKLE INC                     COM              118440106     1267    =
22810 SH       DEFINED                     0        0    22810
CONOCOPHILLIPS                 COM              20825C104     3755    =
51260 SH       DEFINED                     0        0    51260
CURTISS WRIGHT CORP            COM              231561101     1505    =
33110 SH       DEFINED                     0        0    33110
DANAHER CORP                   COM              235851102     4385    =
63190 SH       DEFINED                     0        0    63190
DONALDSON INC                  COM              257651109     1683    =
40150 SH       DEFINED                     0        0    40150
DOVER CORP                     COM              260003108     3838    =
94660 SH       DEFINED                     0        0    94660
ENSCO INTL INC                 COM              26874Q100     4240    =
73570 SH       DEFINED                     0        0    73570
ENERGEN CORP                   COM              29265N108     1272    =
28100 SH       DEFINED                     0        0    28100
FLOWERS FOODS INC              COM              343498101     1886    =
64230 SH       DEFINED                     0        0    64230
GARDNER DENVER MACHINERY INC   COM              365558105     1359    =
39130 SH       DEFINED                     0        0    39130
GEN DYNAMICS CORP              COM              369550108     3391    =
46060 SH       DEFINED                     0        0    46060
GUSHAN ENVIRONMENTAL           COM              40330W106      360    =
70520 SH       DEFINED                     0        0    70520
HALLIBURTON CO                 COM              406216101     3490   =
107740 SH       DEFINED                     0        0   107740
HASBRO INC                     COM              418056107     1637    =
47160 SH       DEFINED                     0        0    47160
HEWLETT PACKARD CORP           COM              428236103     4647   =
100500 SH       DEFINED                     0        0   100500
ITT CORP NEW                   COM              450911102     3904    =
70195 SH       DEFINED                     0        0    70195
JOHNSON & JOHNSON              COM              478160104     4827   =
 69680 SH       DEFINED                     0        0    69680
KIRBY CORP                     COM              497266106     1401    =
36920 SH       DEFINED                     0        0    36920
MATSUSHITA ELEC INDL              SPONSORED ADR 576879209     4124   =
237950 SH       DEFINED                     0        0   237950
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1889    =
37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4908    =
79545 SH       DEFINED                     0        0    79545
NEWMARKET CORP                 COM              651587107     1477    =
28110 SH       DEFINED                     0        0    28110
NIKE INC CL B                  COM              654106103     5557    =
83070 SH       DEFINED                     0        0    83070
NUCOR CORP                     COM              670346105     2610    =
66070 SH       DEFINED                     0        0    66070
OWENS & MINOR INC (NEW)        COM              690732102     1843   =
 38000 SH       DEFINED                     0        0    38000
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1867    =
45160 SH       DEFINED                     0        0    45160
PUBLIC STORAGE                 COM              74460D109     5940    =
59990 SH       DEFINED                     0        0    59990
ROSS STORES INC.               COM              778296103     1295    =
35190 SH       DEFINED                     0        0    35190
ST JUDE MEDICAL INC            COM              790849103     4419   =
101605 SH       DEFINED                     0        0   101605
ST MARYS LAND & EXPL CO        COM              792228108     1602   =
 44940 SH       DEFINED                     0        0    44940
SAP AKTIENGESELLSCHAFT         COM              803054204     4814    =
90095 SH       DEFINED                     0        0    90095
STEEL DYNAMICS INC             COM              858119100     1420    =
83100 SH       DEFINED                     0        0    83100
STRYKER CORP                   COM              863667101     3689    =
59220 SH       DEFINED                     0        0    59220
SUN HYDRAULICS CORP            COM              866942105     1228    =
47145 SH       DEFINED                     0        0    47145
SYBASE INC                     COM              871130100     1935    =
63210 SH       DEFINED                     0        0    63210
SYNNEX CORP                    COM              87162W100     1794    =
80300 SH       DEFINED                     0        0    80300
SYNIVERSE HOLDINGS INC         COM              87163F106     1700   =
102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     4981   =
163220 SH       DEFINED                     0        0   163220
TRUE RELIGION APPAREL INC      COM              89784N104     1945    =
75250 SH       DEFINED                     0        0    75250
TUPPERWARE BRANDS CORP         COM              899896104     1110    =
40160 SH       DEFINED                     0        0    40160
UNIT CORPORATION               COM              909218109     1450    =
29100 SH       DEFINED                     0        0    29100
                                                                   =
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